Other Receivables	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Other Receivables
4.	OTHER RECEIVABLES

Other receivables as of December 31, 2012 represented a short-term advance to an independent third party company which was unsecured, non-interest bearing and had no fixed repayment terms. The amount was settled in full in December 2013.

Other receivables as of December 31, 2013 represented a short-term advance to another independent third party company which was unsecured, non-interest bearing and had no fixed repayment terms.